INVENTORIES, NET	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
INVENTORIES, NET	INVENTORIES, NET

	As of December 31,
	2025	2024

Raw materials, materials and spare parts	1,285,947	1,340,641
Goods in process	1,909,291	2,158,745
Finished goods	692,482	837,118
Goods in transit	332,296	536,159
Obsolescence allowance (Note 19)	(126,357)	(122,152)

Inventories, net	4,093,659	4,750,511